Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Schedule of Nature of Relationships With Related Parties	(a) Nature of relationships with related parties
Name	Relationship with the Company
Mr. Gang Lai	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang	Chief Financial Officer and Director
Ms. Xing Wu	Mr. Gang Lai’s spouse
Mr. Yajun Hu	General Manager of Jiangxi Universe

Schedule of due from related parties	(b) Due from related parties
	As of September 30,
Name	2023	2022
Mr. Yajun Hu	$61,678	$-
Total due to related parties	$61,678	$-

Schedule of due to related parties	(c) Due to related parties
	As of September 30,
Name	2023	2022
Mr. Gang Lai	$540,096	$3,379,263
Total due to related parties	$540,096	$3,379,263